Post-employment benefits for employees (Details 7) - Pension plans - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 18,868	$ 19,934	$ 18,945
Shares held by defined benefit plan	2.3	2.3
Value of shares held by defined benefit plan	$ 200	$ 200
Weighted average duration of defined benefit obligation years	12 years	12 years 3 months 18 days
Equity securities
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 5,052	$ 4,931
Debt securities
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	6,309	6,730
Real estate
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	3,775	3,821
Alternative investments
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	3,167	3,360
Cash and other investments
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 565	$ 1,092